Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 2,752	£ 2,329	£ 7,741	£ 5,018
Disposals			164
Impairment of plant and equipment	£ 33	£ 0	1,991	£ 0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of plant and equipment			1,203
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of plant and equipment			788
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			2,185
Disposals			1,108
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			126
Transfers from assets under construction			425
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			55
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			1,896
Transfers from assets under construction			3,468
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 7,741